Shareholders' Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average basic shares outstanding (in shares)	60,781,915	53,030,405	45,752,743
Weighted average diluted shares outstanding (in shares)	60,781,915	53,210,572	45,752,922
Net income per weighted average basic share (in dollars per share)	$ (0.99)	$ 0.10	$ 1.53
Net income per weighted average diluted share (in dollars per share)	$ (0.99)	$ 0.10	$ 1.53
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average basic shares outstanding (in shares)			42,324,462
Weighted average diluted shares outstanding (in shares)			42,324,628
Net income per weighted average basic share (in dollars per share)			$ 1.66
Net income per weighted average diluted share (in dollars per share)			$ 1.66
Restatement Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average basic shares outstanding (in shares)			3,428,281
Weighted average diluted shares outstanding (in shares)			3,428,294
Net income per weighted average basic share (in dollars per share)			$ (0.13)
Net income per weighted average diluted share (in dollars per share)			$ (0.13)